CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-3743
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
December 6, 2006
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Voyages Individual Flexible Premium Deferred Variable
Annuity (File Number 333-136597) funded by Separate Account A (File Number 811-08946) of
Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to include financial information for Pacific Life and the Separate Account.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,
/s/ CHARLENE A. GRANT

Charlene A. Grant